Bluegreen Vacations Corp. ABS-15G

Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Raymond S. Lopez

Bluegreen Vacations Corporation

4960 Conference Way, North Suite 100

Boca Raton, FL 33431

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Bluegreen Vacations Corporation (the “Company”), KeyBanc Capital Markets Inc. and Barclays Capital, Inc. (together, the “Underwriters”), who are collectively referred to herein as the “Specified Parties”, relating to the accuracy of the Specified Attributes for each of the timeshare loans selected as a sample (the “Specified Items”) with respect to BXG Receivables Note Trust 2020-A (the “Transaction”). Bluegreen Vacations Corporation (the “Responsible Party”) is responsible for the accuracy of the Specified Attributes for the Specified Items. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 115 timeshare loans (the “Original Sample Loans”) which were selected using a simple random sample from the pool of assets on the Original Data Tape (defined below) and 25 timeshare loans (the “Additional Sample Loans”) which were selected using a simple random sample from the pool of assets on the Final Data Tape (defined below) which are not included in the Original Data Tape. We note that only 101 of the timeshare loans in the Original Sample Loans are included in the Final Data Tape (the “Adjusted Original Sample Loans”, together with the Additional Sample Loans, the “Sample Loans”). The Company represents that the Final Data Tape contains the information for the timeshare loans that will collateralize the Transaction. PwC performed no procedures to reconcile any differences between the Original Data Tape and Final Data Tape.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813) 286-6000, www.pwc.com/us

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●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
●	The reasonableness of any of the assumptions provided by the Responsible Party; and
●	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire pool of assets in the Transaction based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

Data, Information, and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

●	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.
●	The phrase “recalculated” refers to a recalculation of one or more data elements using a prescribed methodology.

●	The phrase “Original Sample Cut-Off Date” refers to February 14, 2020.

●	The phrase “Additional Sample Cut-Off Date” refers to August 14, 2020.

●	The phrase “Original Data Tape” refers to a listing of timeshare loans provided to us by the Company on February 20, 2020 in an Excel document titled “2-14-20 Collateral Pool (Keybanc).xlsx" which includes certain attributes related to the Specified Attributes (as defined below) as of the Original Sample Cut-Off Date.

●	The phrase “Final Data Tape” refers to a listing of timeshare loans provided to us by the Company on August 26, 2020 in an Excel document titled “8-14-20 Collateral Pool PWC.xlsx" which includes certain attributes related to the Specified Attributes (as defined below) as of the Additional Sample Cut-Off Date.

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●	The phrase “Source Documents” refers to the following copies of documentation (or screenshots from LSAMS as noted), provided to us by the Company for each Sample Loan:

o	Promissory Note;
o	Purchase Agreement;
o	Loan Servicing and Accounting Management System (“LSAMS”) screenshots, provided as of the Additional Sample Cut-Off Date for the Sample Loans; and
o	Extension Agreement, if provided.

For the Adjusted Original Sample Loans, each Source Document except LSAMS was provided during the month of March 2020, and for the Additional Sample Loans each Source Document was provided during the month of September 2020. The LSAMS screenshots were provided for all Sample Loans during the month of September 2020.

Procedures Performed

The sample size of 126 and the methodology of sampling on multiple cut-off dates was determined by the Company and accepted by the Specified Parties as being sufficient for their purposes. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Original Data Tape and Final Data Tape (together, the “Data Tapes”) based on the sample size and results of the procedures performed.

At the request of the Specified Parties, and using the additional assumptions and methodologies provided to us by the Company in Exhibit I, we recalculated and compared, or compared the attributes specified in the table below (the “Specified Attributes”), as obtained from the corresponding column in the Final Data Tape specified for each Sample Loan, to the Source Documents (in order of priority listed below).

For the purposes of performing the procedures, we applied the source documents in priority of listing. If a Specified Attribute did not agree to the Source Document applied, the Company instructed us to utilize the Source Document that is the next on the list. If the Specified Attribute did not agree to any Source Document listed, then we noted an exception.

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Specified Attributes	Column(s) in the Final Data Tape	Source Documents
Original Principal Balance	Orig Note	1) Promissory Note 2) Purchase Agreement
Current Principal Balance	Cur Prin	LSAMS
Remaining Term	Rem Term	Re-Calculated from Final Data Tape
Coupon Rate	Int Rate	1) Promissory Note 2) Purchase Agreement 3) LSAMS
Obligor State	Cust State	1) Promissory Note 2) Purchase Agreement 3) LSAMS
Obligor Country	Owner Cntyr	1) Promissory Note 2) Purchase Agreement
Resort Name	Resort	1) Promissory Note 2) Purchase Agreement
Original Term	Orig Term	1) Promissory Note 2) Purchase Agreement
Days Delinquent	Days Delq	Re-Calculated from LSAMS
FICO Score	Credit	LSAMS
Origination Date	Orig Date	1) Promissory Note 2) Purchase Agreement
Purchase Price	Purch Price	Purchase Agreement
Extension	Extn Date	1) Extension Agreement 2) LSAMS if either provided

We make no representation regarding the methodologies or assumptions provided to us by the Company, including those outlined in Exhibit I.

We noted no exceptions in performing the procedures above.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of the Specified Attributes for the Specified Items. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

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ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York

September 15, 2020

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Exhibit I

Assumptions provided by the Company

At the instruction of the Company, for the purposes of the Procedures, we applied the following rules for each Specified Attribute:

1.	For the Specified Attribute “FICO Score”, utilize the Credit Score field on the LSAMS screenshot provided for each Sample Loan.

If multiple borrowers are listed for the Sample Loan, utilize the maximum Credit score of all the borrowers listed on the LSAMS screenshot provided for each Sample Loan.

If a credit score is not present for any borrower or co-borrower in the Source Documents, utilize a value of 0.

2.	For the Specified Attribute “Purchase Price”, truncate the “Purchase Price” shown on the Purchase Agreement to 0 decimals.

3.	Use the following formula to recalculate the Specified Attribute “Days Delinquent”:

DAYS DELINQUENT = MAX(0,Additional Sample Cut-Off Date – A)

Where, A = Next Payment Due Date or “Next Due” as shown on the LSAMS screenshot for each Sample Loan associated with the first payment date preceding the Additional Sample Cut-Off Date.

4.	Use the following formula to recalculate Specified Attribute “Remaining Term”:

REMAINING TERM =12*(YEAR(m)-YEAR(n))+MONTH(m)-MONTH(n)+1

Where, m = “Mat Date” field in the Final Data Tape and

              n = “Next Due” field in the Final Data Tape.

5.	For the Specified Attribute “Extension Date”, the Company provided LSAMS screenshots for two Sample Loans where Extension Dates were noted in the Final Data Tape. The Company confirmed that no other Sample Loans have an Extension Date.

6.	For the Specified Attribute “Coupon Rate”, the Company instructed us to use the lower interest in the Promissory Note for all Sample Loans except four, Sample Loans number 5, 90, 92, and 96. The Company represents that all Sample Loans except the four noted, agreed to the Company’s “Pre-Authorized Check Plan” and are in compliance with such plan in order to receive the reduced rate. The Company provided LSAMS for the four Sample Loans noted and represents that these Sample Loans agreed to the Company’s “Pre-Authorized Check Plan” and failed to be in compliance with such plan; as such, the Company instructed us to use these LSAMS for these four Sample Loans only.

7.	For the Specified Attribute “Current Principal Balance”, utilize the “UPB” field on the LSAMS screenshot for each Sample Loan. The date of the “UPB” field should be the payment date that precedes the Additional Sample Cut-Off Date.

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8.	For the Specified Attribute “Resort Name”, capitalization and punctuation shall not be considered exceptions, and the “Resort Name” on the Source Documents relates to the following “Resort Name” on the Final Data Tape.

Resort Name on Source Documents	Resort Name on Final Data Tape
INTERVALS ST THE ATLANTIC PALACE CONDOMINIUM	Atlantic Palace
MOUNTAINLOFT RESORT, A CONDOMINIUM	MountainLoft
BG FOUNTAINS CONDOMINIUM	The Fountains
SOLARA SURFSIDE CONDOMINIUM	Solara Surfside
CHRISTMAS MOUNTAIN - VILLAS	Christmas Mountain Village
BG CLUB 36	Bluegreen Club 36
LA CABANA BEACH & RACQUET CLUB	La Cabana Beach Resort
THE SUITES AT HERSHEY CONDOMINIUM	The Suites at Hershey
LAKE CONDOMINIUMS AT BIG SKY RESORT	Big Sky
EILAN HOTEL & SPA, A CONDOMINIUM	Eilan Hotel and Spa
BLURGREEN WILDERNESS TRAVELER AT SHENANDOAH VACATION OWNERSHIP PROGRAM	Bluegreen Wilderness Traveler @ Shenandoah
MOUNTAINLOFT RESORTS, A CONDOMINIUM	MountainLoft
CASA DEL MAR BEACH RESORT, A CONDOMINIUM	Casa Del Mar Resort
THE CLUB AT BIG BEAR VILLAGE	Big Bear
PARADISE ISLE RESORT CONDOMINIUM	Paradise Isle Resort
BLUE RIDGE VILLAGE II	Blue Ridge Village
THE FALLS VILLAGE RESORT, A CONDOMINIUM	The Falls Village
SHORE CREST VACATION VILLAS II HROIZONTAL PROPERTY REGIME	Shore Crest Vacation Villas I & II
BLUEGREEN ODYSSEY DELLS CONDOMINIUM	Odyssey Dells
FOXRUN TOWNHOUSES	Fox Run
LAKE EVE RESORT CONDOMINIUM	Lake Eve
ORLANDO'S SUNSINE RESORT II, A CONDOMINIUM	Orlando Sunshine Resort I & II
BG SEAGLASS TOWER HORIZONTAL PROPERTY REGIME	SeaGlass Tower
OASIS LAKES RESORT, A CONDOMINIUM	Oasis Lakes
BG CAROLINA GRANDE HORIZONTAL PROPERTY REGIME	Carolina Grande
THE RESORT AT WORLD GOLF VILLAGE CONDOMINIUM	Grande Villas at World Golf Village
KING 583 HORIZONTAL PROPERTY REGIME	King 583
THE HOTEL BLAKE, TIMESHARE PLAN	The Blake
CHRISTMAS MOUNTAIN VILLAS	Christmas Mountain Village
LAUREL CREST RESORT, A CONDOMINIUM	Laurel Crest
BG DAYTONA SEABREEZE CONDOMINIUM	Daytona SeaBreeze
GRANDE VILLAS AT WORLD GOLF VILLAGE CONDOMINIUM	Grande Villas at World Golf Village
CHRISTMAS MOUNTAIN - TIMBERS	Christmas Mountain Village
THE STUDIO HOMES AT ELLIS SQUARE	Studio Homes
CHRISTMAS MOUNTAIN TIMBERS	Christmas Mountain Village
THE SOUNDINGS SEASIDE RESORT CONDOMINIUM	Soundings
CLUB PONO KAI INTERVAL OWNERSHIP PROGRAM	CLUB PONO KAI
LODGE ALLEY INN HORIZONTAL PROPERTY REGIME	The Lodge Alley Inn
SHORE CREST VACATION VILLAS HORIZONTAL PROPERTY REGIME	Shore Crest Vacation Villas I & II
BLUE GREEN WILDERNESS TRAVELER AT SHENANDOAH VACATION OWNERSHIP PROGRAM	Bluegreen Wilderness Traveler @ Shenandoah